VY T Rowe Price Diversified Mid Cap Growth Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3],[4]		23.81%	13.86%	12.55%
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			23.17%	10.67%	11.38%
Performance Inception Date		Dec. 10, 2001
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		23.81%	13.86%	12.55%
Class ADV | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		13.93%	10.34%	9.68%
Class ADV | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		22.10%	11.47%	11.54%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			23.92%	11.22%	11.94%
Performance Inception Date		Dec. 10, 2001
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		23.81%	13.86%	12.55%
Class I | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		13.93%	10.34%	9.68%
Class I | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		22.10%	11.47%	11.54%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			23.84%	11.24%	11.97%
Performance Inception Date		May 03, 2016
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		23.81%	13.86%	12.55%
Class R6 | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		13.93%	10.34%	9.68%
Class R6 | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		22.10%	11.47%	11.54%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			23.45%	10.92%	11.65%
Performance Inception Date		Dec. 10, 2001
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		23.81%	13.86%	12.55%
Class S | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		13.93%	10.34%	9.68%
Class S | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		22.10%	11.47%	11.54%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			23.38%	10.77%	11.49%
Performance Inception Date		Feb. 27, 2009
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		23.81%	13.86%	12.55%
Class S2 | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		13.93%	10.34%	9.68%
Class S2 | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		22.10%	11.47%	11.54%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Russell 2500TM Value Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the Russell 2500 TM Value Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Russell Midcap® Value Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the Russell Midcap ® Value Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[3]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the S&P 500 ® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.
[5]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the S&P MidCap 400 ® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[6]	The index returns do not reflect deductions for fees, expenses, or taxes.